Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
April 30, 2022
BCF-NPRT3-0622
1.800333.118
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. (a)	213,928	1,725
Starry, Inc.	2,949,276	22,535
		24,260
Entertainment - 1.3%
Bilibili, Inc. ADR (b)(c)	2,773,766	67,513
Endeavor Group Holdings, Inc. (d)	1,021,359	23,236
Endeavor Group Holdings, Inc. (b)(c)	1,430,675	32,548
Netflix, Inc. (b)	1,602,719	305,094
Sea Ltd. ADR (b)	1,728,041	143,013
Universal Music Group NV	589,700	13,685
		585,089
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (b)	1,342,462	3,063,753
Bumble, Inc. (b)	5,382	129
Meta Platforms, Inc. Class A (b)	8,069,708	1,617,734
Snap, Inc. Class A (b)	14,935,345	425,060
Zoominfo Technologies, Inc. (b)	510,757	24,210
		5,130,886
TOTAL COMMUNICATION SERVICES		5,740,235
CONSUMER DISCRETIONARY - 27.6%
Automobiles - 4.7%
Neutron Holdings, Inc. (a)(b)(e)	7,152,433	244
Rad Power Bikes, Inc. (a)(b)(e)	928,091	6,654
Rivian Automotive, Inc.	3,588,326	107,426
Rivian Automotive, Inc. (c)	497,373	15,041
Tesla, Inc. (b)	2,151,827	1,873,725
XPeng, Inc. ADR (b)	3,986,829	98,116
		2,101,206
Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. Class A (b)	3,725,696	570,814
Booking Holdings, Inc. (b)	47,272	104,486
Caesars Entertainment, Inc. (b)	3,337,456	221,207
Chipotle Mexican Grill, Inc. (b)	155,061	225,708
Dutch Bros, Inc. (c)	187,605	8,962
Expedia, Inc. (b)	719,284	125,695
Hilton Worldwide Holdings, Inc.	1,187,409	184,393
Marriott International, Inc. Class A	1,472,624	261,420
MGM Resorts International	1,201,375	49,304
Penn National Gaming, Inc. (b)	7,425,721	271,559
Sonder Holdings, Inc.	891,027	3,801
Sonder Holdings, Inc.:
rights (b)(e)	16,222	35
rights (b)(e)	16,221	28
rights (b)(e)	16,222	22
rights (b)(e)	16,221	18
rights (b)(e)	16,221	14
rights (b)(e)	16,221	12
Sweetgreen, Inc.	4,495,729	115,315
Sweetgreen, Inc. Class A (c)	1,467,290	39,617
		2,182,410
Household Durables - 0.0%
D.R. Horton, Inc.	64,000	4,454
Lennar Corp. Class A	60,900	4,658
		9,112
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	848,197	82,351
Amazon.com, Inc. (b)	1,185,610	2,946,988
BARK, Inc. (a)(f)	1,949,100	6,023
Deliveroo PLC Class A (b)(d)	13,315,609	18,403
FSN E-Commerce Ventures Private Ltd. (a)(b)	6,140,430	115,537
JD.com, Inc.:
Class A	129,391	4,034
sponsored ADR	1,509,796	93,094
Pinduoduo, Inc. ADR (b)	2,234,539	96,286
Wayfair LLC Class A (b)	1,012,239	77,882
Zomato Ltd. (a)(b)	25,862,000	23,033
		3,463,631
Multiline Retail - 1.1%
Dollar Tree, Inc. (b)	2,281,409	370,615
Nordstrom, Inc.	1,508,094	38,758
Ollie's Bargain Outlet Holdings, Inc. (b)	816,184	39,218
Target Corp.	169,075	38,659
		487,250
Specialty Retail - 5.3%
American Eagle Outfitters, Inc. (c)(f)	9,106,627	137,601
Aritzia, Inc. (b)	509,126	18,131
Burlington Stores, Inc. (b)	811,046	165,097
Carvana Co. Class A (b)(c)	2,173,192	125,958
Dick's Sporting Goods, Inc. (c)	572,746	55,224
Fanatics, Inc. Class A (a)(e)	1,693,889	114,913
Five Below, Inc. (b)	1,167,999	183,493
Floor & Decor Holdings, Inc. Class A (b)	1,544,203	123,104
JD Sports Fashion PLC	8,082,927	13,318
Lowe's Companies, Inc.	3,732,387	738,005
RH (b)(c)	774,137	260,203
TJX Companies, Inc.	3,290,254	201,627
Victoria's Secret & Co. (b)	3,322,930	156,576
Warby Parker, Inc. (b)(c)	4,003,436	93,240
		2,386,490
Textiles, Apparel & Luxury Goods - 4.0%
Capri Holdings Ltd. (b)	4,739,171	226,058
Crocs, Inc. (b)	2,554,087	169,668
Deckers Outdoor Corp. (b)	736,888	195,828
Hermes International SCA	12,094	14,913
lululemon athletica, Inc. (b)	1,478,749	524,409
LVMH Moet Hennessy Louis Vuitton SE	131,490	85,092
Moncler SpA	672,510	35,034
NIKE, Inc. Class B	3,209,953	400,281
On Holding AG (c)	1,718,533	42,912
PVH Corp.	856,907	62,366
Tapestry, Inc.	1,023,723	33,701
Tory Burch LLC (a)(b)(e)(g)	293,611	16,052
		1,806,314
TOTAL CONSUMER DISCRETIONARY		12,436,413
CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (b)	172,014	64,505
Celsius Holdings, Inc. (b)(c)	3,680,732	191,398
The Coca-Cola Co.	83,265	5,380
		261,283
Food & Staples Retailing - 0.3%
Albertsons Companies, Inc.	990,842	30,994
BJ's Wholesale Club Holdings, Inc. (b)	669,310	43,070
Blink Health LLC Series A1 (a)(b)(e)	51,117	1,657
Performance Food Group Co. (b)	481,939	23,735
Sysco Corp.	391,195	33,439
The Real Good Food Co. LLC (e)(f)	1,262,073	0
U.S. Foods Holding Corp. (b)	478,349	17,995
		150,890
Food Products - 0.0%
Sovos Brands, Inc.	236,874	3,577
The Real Good Food Co. LLC Class B unit (f)	1,262,073	8,946
The Real Good Food Co., Inc.	50,758	363
		12,886
Household Products - 0.1%
Procter & Gamble Co.	309,327	49,662
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (a)(b)(e)	21,148	847
Class B (a)(b)(e)	6,625	265
		1,112
TOTAL CONSUMER STAPLES		475,833
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,414,887	50,398
U.S. Silica Holdings, Inc. (b)	753,631	14,002
		64,400
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (b)	145,700	5,129
Cenovus Energy, Inc. (Canada)	1,782,527	32,955
Cheniere Energy, Inc.	271,691	36,898
Denbury, Inc. (b)	741,941	47,469
Devon Energy Corp.	1,835,687	106,782
Diamondback Energy, Inc.	1,270,955	160,433
EOG Resources, Inc.	1,582,669	184,792
EQT Corp.	78,179	3,108
Equinor ASA	396,455	13,400
Exxon Mobil Corp.	731,548	62,364
Hess Corp.	2,030,343	209,267
Imperial Oil Ltd.	94,600	4,763
Marathon Oil Corp.	1,833,023	45,679
Occidental Petroleum Corp.	716,327	39,462
Phillips 66 Co.	951,255	82,531
Pioneer Natural Resources Co.	605,855	140,843
Reliance Industries Ltd.	8,399,193	303,956
Reliance Industries Ltd. sponsored GDR (d)	433,590	31,006
Valero Energy Corp.	1,070,279	119,315
		1,630,152
TOTAL ENERGY		1,694,552
FINANCIALS - 1.2%
Banks - 0.5%
Kotak Mahindra Bank Ltd. (b)	779,186	18,048
Wells Fargo & Co.	4,279,320	186,707
		204,755
Consumer Finance - 0.6%
American Express Co.	1,449,636	253,266
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(e)	6,428,801	10,479
Berkshire Hathaway, Inc. Class B (b)	44,475	14,358
Rapyd Financial Network 2016 Ltd. (a)(b)(e)	204,327	24,008
		48,845
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	697,722	20,106
TOTAL FINANCIALS		526,972
HEALTH CARE - 6.2%
Biotechnology - 1.3%
ADC Therapeutics SA (b)	394,899	4,648
Alnylam Pharmaceuticals, Inc. (b)	771,205	102,902
Arcutis Biotherapeutics, Inc. (b)	493,288	9,959
Argenx SE ADR (b)	94,120	27,043
Ascendis Pharma A/S sponsored ADR (b)	453,944	41,431
Avidity Biosciences, Inc. (b)	201,203	2,877
BioNTech SE ADR (b)	123,949	17,202
Cerevel Therapeutics Holdings (b)	613,052	17,950
Cibus Corp. Series C (a)(b)(e)(g)	6,861,885	16,812
CytomX Therapeutics, Inc. (b)(d)	378,621	647
Day One Biopharmaceuticals, Inc. (b)(c)	603,768	5,144
Erasca, Inc.	331,611	2,414
Generation Bio Co. (b)	839,434	5,314
Horizon Therapeutics PLC (b)	1,715,924	169,121
Instil Bio, Inc. (b)	566,434	4,005
Karuna Therapeutics, Inc. (b)	179,586	20,017
Regeneron Pharmaceuticals, Inc. (b)	97,341	64,158
Relay Therapeutics, Inc. (b)	277,956	6,624
Revolution Medicines, Inc. (b)	665	13
Vertex Pharmaceuticals, Inc. (b)	172,004	46,995
Verve Therapeutics, Inc.	485,716	7,247
Xencor, Inc. (b)	390,863	9,764
		582,287
Health Care Equipment & Supplies - 1.6%
Axonics Modulation Technologies, Inc. (b)	750,590	38,896
Boston Scientific Corp. (b)	717,994	30,235
DexCom, Inc. (b)	643,341	262,856
Il Makiage Ltd. (a)(e)	11,709	10,079
Insulet Corp. (b)	327,409	78,247
Intuitive Surgical, Inc. (b)	387,860	92,815
Outset Medical, Inc. (b)	240,717	8,396
Shockwave Medical, Inc. (b)(c)	911,790	137,799
Tandem Diabetes Care, Inc. (b)	719,138	69,382
		728,705
Health Care Providers & Services - 1.0%
agilon health, Inc. (b)	428,416	7,613
Alignment Healthcare, Inc. (b)	956,648	9,193
AmerisourceBergen Corp.	50,058	7,573
Anthem, Inc.	18,769	9,421
Centene Corp. (b)	246,868	19,885
Guardant Health, Inc. (b)	1,163,203	71,770
LifeStance Health Group, Inc.	2,499,825	16,924
McKesson Corp.	34,802	10,775
Surgery Partners, Inc. (b)	606,809	31,044
UnitedHealth Group, Inc.	491,820	250,115
		434,313
Health Care Technology - 0.0%
Certara, Inc. (b)	400,941	7,357
MultiPlan Corp. warrants (a)(b)	138,859	70
		7,427
Life Sciences Tools & Services - 0.6%
Danaher Corp.	625,131	156,989
ICON PLC (b)	105,319	23,824
Olink Holding AB ADR (b)	658,025	9,528
Seer, Inc. (b)	331,797	2,415
Thermo Fisher Scientific, Inc.	60,806	33,621
Veterinary Emergency Group LLC Class A (a)(e)(g)	524,494	27,470
		253,847
Pharmaceuticals - 1.7%
Chiasma, Inc. warrants 12/16/24 (b)(e)	55,391	0
Eli Lilly & Co.	1,313,046	383,580
GH Research PLC	214,564	3,124
Intra-Cellular Therapies, Inc. (b)	281,923	14,268
Nuvation Bio, Inc. (b)	1,601,165	7,461
Roche Holding AG (participation certificate)	36,080	13,379
Zoetis, Inc. Class A	2,022,815	358,544
		780,356
TOTAL HEALTH CARE		2,786,935
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.8%
Airbus Group NV	290,365	31,787
General Dynamics Corp.	38,890	9,199
Howmet Aerospace, Inc.	1,326,142	45,248
L3Harris Technologies, Inc.	54,746	12,715
Lockheed Martin Corp.	42,680	18,443
Northrop Grumman Corp.	42,180	18,534
Raytheon Technologies Corp.	50,258	4,770
Space Exploration Technologies Corp.:
Class A (a)(b)(e)	2,627,450	147,137
Class C (a)(b)(e)	27,830	1,558
The Boeing Co. (b)	587,177	87,395
		376,786
Airlines - 0.3%
Alaska Air Group, Inc. (b)	371,551	20,209
Delta Air Lines, Inc. (b)	1,455,631	62,636
Ryanair Holdings PLC sponsored ADR (b)	630,420	55,048
Southwest Airlines Co. (b)	298,656	13,953
		151,846
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	3,188,758	42,570
Construction & Engineering - 0.0%
Fluor Corp. (b)	628,625	15,558
Electrical Equipment - 0.4%
Acuity Brands, Inc.	733,546	126,522
Generac Holdings, Inc. (b)	279,422	61,300
		187,822
Industrial Conglomerates - 0.3%
General Electric Co.	1,780,881	132,765
Machinery - 0.3%
Caterpillar, Inc.	22,038	4,640
Deere & Co.	281,058	106,113
		110,753
Road & Rail - 3.5%
Avis Budget Group, Inc. (b)	393,331	105,283
Bird Global, Inc.	6,781,848	12,085
Bird Global, Inc. (a)	1,821,129	3,278
Bird Global, Inc.:
rights (b)(e)	262,923	105
rights (b)(e)	262,922	53
rights (b)(e)	262,922	24
Class A (b)(c)	4,711,008	8,480
Hertz Global Holdings, Inc. (c)	3,183,278	63,857
Lyft, Inc. (b)	20,946,274	682,849
Uber Technologies, Inc. (b)	21,539,268	678,056
		1,554,070
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (a)(e)	2,469,600	14,898
TOTAL INDUSTRIALS		2,587,068
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 0.2%
Arista Networks, Inc. (b)	895,163	103,454
Electronic Equipment & Components - 0.0%
II-VI, Inc. (b)(c)	192,185	11,764
IT Services - 2.5%
Block, Inc. Class A (b)	1,040,641	103,585
Digitalocean Holdings, Inc. (b)(c)	841,349	33,174
Flywire Corp. (b)	1,316,128	40,155
MasterCard, Inc. Class A	1,116,005	405,534
MongoDB, Inc. Class A (b)	194,707	69,107
Okta, Inc. (b)	1,035,400	123,534
PayPal Holdings, Inc. (b)	54,900	4,827
Shift4 Payments, Inc. (b)(c)	993,557	52,122
TDCX, Inc. ADR	789,995	10,941
Thoughtworks Holding, Inc.	372,248	6,890
Twilio, Inc. Class A (b)	1,641,264	183,526
Visa, Inc. Class A	351,267	74,866
		1,108,261
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc. (b)	2,328,767	199,156
ASML Holding NV	83,859	47,277
Cirrus Logic, Inc. (b)	720,863	54,641
GlobalFoundries, Inc.	3,199,766	167,316
Lam Research Corp.	93,410	43,507
Marvell Technology, Inc.	25,032,597	1,453,893
NVIDIA Corp.	12,273,845	2,276,430
NXP Semiconductors NV	3,769,639	644,231
onsemi (b)	2,382,369	124,145
Synaptics, Inc. (b)	171,928	25,521
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	840,494	78,107
Teradyne, Inc.	1,732,353	182,694
Wolfspeed, Inc. (b)(c)	341,333	31,304
		5,328,222
Software - 11.5%
Atlassian Corp. PLC (b)	276,534	62,173
Atom Tickets LLC (a)(b)(e)(g)	1,204,239	0
Cadence Design Systems, Inc. (b)	346,015	52,196
Confluent, Inc. (c)	816,157	25,497
Coupa Software, Inc. (b)	815,270	70,358
Crowdstrike Holdings, Inc. (b)	629,288	125,077
Datadog, Inc. Class A (b)	249,218	30,101
DoubleVerify Holdings, Inc. (b)	1,096,948	23,859
EngageSmart, Inc.	1,806,425	37,718
Epic Games, Inc. (a)(b)(e)	6,131	5,702
HashiCorp, Inc. (c)	256,276	12,065
HubSpot, Inc. (b)	423,145	160,554
Intuit, Inc.	570,174	238,760
Microsoft Corp.	12,574,239	3,489,603
Pine Labs Private Ltd. (a)(e)	9,912	5,547
Qualtrics International, Inc. (b)	1,204,569	22,333
Rapid7, Inc. (b)	62,285	5,949
Riskified Ltd. Class A (d)	77,625	406
Salesforce.com, Inc. (b)	2,945,017	518,146
Samsara, Inc. (c)	985,003	12,155
ServiceNow, Inc. (b)	221,441	105,871
Stripe, Inc. Class B (a)(b)(e)	173,600	5,564
Tanium, Inc. Class B (a)(b)(e)	554,900	6,548
Zoom Video Communications, Inc. Class A (b)	1,451,294	144,505
		5,160,687
Technology Hardware, Storage & Peripherals - 11.3%
Apple, Inc.	32,219,275	5,079,371
TOTAL INFORMATION TECHNOLOGY		16,791,759
MATERIALS - 1.8%
Chemicals - 1.2%
Cabot Corp.	371,551	24,467
CF Industries Holdings, Inc.	1,172,897	113,572
Corteva, Inc.	175,408	10,119
Nutrien Ltd.	2,085,920	204,979
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	126,000	9,299
The Mosaic Co.	2,739,819	171,020
		533,456
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit GDR (c)	1,334,930	39,033
Freeport-McMoRan, Inc.	5,522,834	223,951
Glencore Xstrata PLC	730,038	4,498
		267,482
TOTAL MATERIALS		800,938
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork, Inc. (b)(c)	10,867,163	76,179
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (d)	91,342	10,105
PG&E Corp. (b)	791,294	10,010
Southern Co.	150,076	11,014
		31,129
Multi-Utilities - 0.0%
Sempra Energy	97,923	15,801
TOTAL UTILITIES		46,930
TOTAL COMMON STOCKS (Cost $24,953,524)		43,963,814

Preferred Stocks - 2.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B(a)(b)(e)	524,232	20,786
Series E(a)(e)	43,813	1,737
Series F(a)(e)	457,142	18,126
		40,649
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(e)	120,997	868
Series C(a)(b)(e)	476,111	3,414
Series D(a)(e)	867,000	6,216
		10,498
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(e)	6,100	3,359
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(e)(g)	100,182	20,093
		23,452
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G(a)(b)(e)	166,200	56,024
Series H(a)(e)	104,029	35,067
Instacart, Inc.:
Series H(a)(b)(e)	245,379	15,913
Series I(a)(b)(e)	118,846	7,707
		114,711
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (a)(e)	276,495	8,086
CelLink Corp. Series D (a)(e)	771,513	16,066
		24,152
TOTAL CONSUMER DISCRETIONARY		172,813

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(b)(e)	170,685	5,532

Food Products - 0.0%
AgBiome LLC Series C (a)(b)(e)	1,091,300	6,439
Bowery Farming, Inc. Series C1 (a)(e)	161,262	7,112
		13,551
Tobacco - 0.3%
JUUL Labs, Inc.:
Series C(a)(b)(e)	2,570,575	102,977
Series D(a)(b)(e)	13,822	554
Series E(a)(b)(e)	14,959	599
		104,130
TOTAL CONSUMER STAPLES		123,213

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (a)(e)	5,347	1,150

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(e)	3,301	772

TOTAL HEALTH CARE		1,922

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems:
Series B(a)(b)(e)	270,130	18,368
Series B2(a)(e)	141,569	9,626
Relativity Space, Inc. Series E (a)(e)	2,480,614	52,936
Space Exploration Technologies Corp.:
Series G(a)(b)(e)	97,277	54,475
Series H(a)(b)(e)	25,767	14,430
Series N(a)(b)(e)	79,406	44,467
		194,302
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(e)	101,010	10,421

TOTAL INDUSTRIALS		204,723

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Meesho Series F (a)(e)	546,589	41,908
Xsight Labs Ltd. Series D (a)(b)(e)	1,192,000	8,916
		50,824
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(b)(e)	12,084,432	13,398
Menlo Micro, Inc. Series C (a)(e)	4,680,700	4,926
		18,324
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(b)(e)	646,522	20
ByteDance Ltd. Series E1 (a)(b)(e)	293,038	37,529
Yanka Industries, Inc. Series F (a)(e)	508,854	10,620
		48,169
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(e)	391,847	7,954
Astera Labs, Inc. Series C (a)(e)	1,572,300	4,764
GaN Systems, Inc.:
Series F1(a)(e)	661,660	4,440
Series F2(a)(e)	349,385	2,344
SiMa.ai:
Series B(a)(e)	2,821,200	20,005
Series B1(a)(e)	188,978	1,340
		40,847
Software - 0.3%
Bolt Technology OU Series E (a)(e)	170,267	41,313
Databricks, Inc.:
Series G(a)(b)(e)	145,986	24,431
Series H(a)(e)	91,308	15,280
Dataminr, Inc. Series D (a)(b)(e)	277,250	7,192
Delphix Corp. Series D (a)(b)(e)	675,445	5,167
Jet.Com, Inc. Series B1 (Escrow) (a)(b)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(b)(e)	1,056,193	24,842
Mountain Digital, Inc. Series D (a)(e)	524,265	12,040
Nuvia, Inc. Series B (a)(b)	1,606,942	1,313
Skyryse, Inc. Series B (a)(e)	560,000	13,821
Stripe, Inc. Series H (a)(b)(e)	73,100	2,343
Tenstorrent, Inc. Series C1 (a)(e)	77,800	4,379
		152,121
TOTAL INFORMATION TECHNOLOGY		310,285

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(e)	2,271,329	64,006

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(e)	341,408	16,184

TOTAL CONVERTIBLE PREFERRED STOCKS		933,795
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(e)	50,654,200	1,727
Series 1D(a)(b)(e)	85,315,542	2,909
Waymo LLC Series A2 (a)(b)(e)	81,316	7,458
		12,094
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (a)	1,244,183	56,880

TOTAL CONSUMER DISCRETIONARY		68,974

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(e)	29,758	6,797

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(e)	709,497	13,495

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(e)	23,689	13,256
Series A(a)(e)	5,920	3,313
Series B(a)(e)	6,440	3,604
Series B2(a)(e)	5,209	2,915
Series C(a)(e)	9,690	5,423
Series C1(a)(e)	2,041	1,142
Series D(a)(e)	2,183	1,222
		30,875
TOTAL INFORMATION TECHNOLOGY		44,370

TOTAL NONCONVERTIBLE PREFERRED STOCKS		120,141
TOTAL PREFERRED STOCKS (Cost $822,789)		1,053,936

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (a)(e)(i)	20,045	19,197
4% 5/22/27 (a)(e)	2,433	3,335
4% 6/12/27 (a)(e)	647	887
		23,419
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ZKH Group Ltd. 8% 12/23/22 (a)(e)	12,068	12,068
TOTAL CONVERTIBLE BONDS (Cost $35,193)		35,487

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(e)	5,145	5,145
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (a)(e)(j)	15,508	15,508
Software - 0.0%
Tenstorrent, Inc. 0% (a)(e)(j)	4,320	4,320
TOTAL PREFERRED SECURITIES (Cost $24,973)		24,973

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 0.32% (k)(l) (Cost $594,173)	594,113,892	594,173

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $26,430,652)	45,672,383
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(626,473)
NET ASSETS - 100.0%	45,045,910

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,680,496,000 or 3.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,803,000 or 0.2% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165
ABL Space Systems Series B2	10/22/21	9,626
AgBiome LLC Series C	6/29/18	6,912
Algolia SAS Series D	7/23/21	8,086
Alif Semiconductor Series C	3/08/22	7,954
Ant International Co. Ltd. Class C	5/16/18	24,503
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Astera Labs, Inc. Series C	8/24/21	5,286
Atom Tickets LLC	8/15/17	7,145
BARK, Inc.	12/17/20	19,491
Beta Technologies, Inc. Series A	4/09/21	7,401
Bird Global, Inc.	5/11/21	18,211
Blink Health LLC Series A1	12/30/20	1,385
Blink Health LLC Series C	11/07/19 - 7/14/21	6,515
Bolt Technology OU Series E	1/03/22	44,235
Bowery Farming, Inc. Series C1	5/18/21	9,716
ByteDance Ltd. Series E1	11/18/20	32,109
Castle Creek Biosciences, Inc. Series D2	6/28/21	917
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360
CelLink Corp. Series D	1/20/22	16,066
Cibus Corp. Series C	2/16/18 - 6/23/21	12,238
Circle Internet Financial Ltd. Series E	5/11/21	20,193
Databricks, Inc. Series G	2/01/21	25,893
Databricks, Inc. Series H	8/31/21	20,129
Dataminr, Inc. Series D	3/06/15	3,535
Delhivery Private Ltd.	5/20/21	12,055
Delphix Corp. Series D	7/10/15	6,079
Diamond Foundry, Inc. Series C	3/15/21	54,512
Discord, Inc. Series I	9/15/21	3,359
Enevate Corp. Series E	1/29/21	13,398
Enevate Corp. 0% 1/29/23	1/29/21	5,145
Epic Games, Inc.	7/30/20	3,525
Fanatics, Inc. Class A	8/13/20 - 12/15/21	60,327
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	16,851
GaN Systems, Inc. Series F1	11/30/21	5,611
GaN Systems, Inc. Series F2	11/30/21	2,963
GaN Systems, Inc. 0%	11/30/21	15,508
GoBrands, Inc. Series G	3/02/21	41,503
GoBrands, Inc. Series H	7/22/21	40,414
Gupshup, Inc.	6/08/21	16,223
Il Makiage Ltd.	1/06/22	10,079
Instacart, Inc. Series H	11/13/20	14,723
Instacart, Inc. Series I	2/26/21	14,856
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	12/20/17	453
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0
JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0
JUUL Labs, Inc. Series E	12/20/17	321
Malwarebytes Corp. Series B	12/21/15	10,958
Meesho Series F	9/21/21	41,908
Menlo Micro, Inc. Series C	2/09/22	6,204
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,007
Mountain Digital, Inc. Series D	11/05/21	12,040
MultiPlan Corp. warrants	10/08/20	0
Neutron Holdings, Inc.	2/04/21	72
Neutron Holdings, Inc. Series 1C	7/03/18	9,262
Neutron Holdings, Inc. Series 1D	1/25/19	20,689
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	20,045
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647
Nuvia, Inc. Series B	3/16/21	1,313
Pine Labs Private Ltd.	6/30/21	3,696
Pine Labs Private Ltd. Series 1	6/30/21	8,833
Pine Labs Private Ltd. Series A	6/30/21	2,207
Pine Labs Private Ltd. Series B	6/30/21	2,401
Pine Labs Private Ltd. Series B2	6/30/21	1,942
Pine Labs Private Ltd. Series C	6/30/21	3,613
Pine Labs Private Ltd. Series C1	6/30/21	761
Pine Labs Private Ltd. Series D	6/30/21	814
Rad Power Bikes, Inc.	1/21/21	4,477
Rad Power Bikes, Inc. Series A	1/21/21	584
Rad Power Bikes, Inc. Series C	1/21/21	2,297
Rad Power Bikes, Inc. Series D	9/17/21	8,309
Rapyd Financial Network 2016 Ltd.	3/30/21	15,000
Reddit, Inc. Series B	7/26/17	7,442
Reddit, Inc. Series E	5/18/21	1,861
Reddit, Inc. Series F	8/11/21	28,249
Redwood Materials Series C	5/28/21	16,184
Relativity Space, Inc. Series E	5/27/21	56,645
SiMa.ai Series B	5/10/21	14,465
SiMa.ai Series B1	4/25/22	1,340
Skyryse, Inc. Series B	10/21/21	13,821
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	31,999
Space Exploration Technologies Corp. Class C	9/11/17	376
Space Exploration Technologies Corp. Series G	1/20/15	7,535
Space Exploration Technologies Corp. Series H	8/04/17	3,479
Space Exploration Technologies Corp. Series N	8/04/20	21,440
Starry Group Holdings, Inc.	10/06/21	1,604
Stripe, Inc. Class B	5/18/21	6,966
Stripe, Inc. Series H	3/15/21	2,933
Tanium, Inc. Class B	4/21/17	2,755
Tenstorrent, Inc. Series C1	4/23/21	4,626
Tenstorrent, Inc. 0%	4/23/21	4,320
Tory Burch LLC	5/14/15	20,623
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,638
Waymo LLC Series A2	5/08/20	6,982
Xsight Labs Ltd. Series D	2/16/21	9,531
Yanka Industries, Inc. Series F	4/08/21	16,221
ZKH Group Ltd. 8% 12/23/22	2/24/22	12,068
Zomato Ltd.	12/09/20 - 2/10/21	18,138

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	21,837	2,404,822	2,426,659	14	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	726,752	3,359,092	3,491,671	8,386	-	-	594,173	1.6%
Total	748,589	5,763,914	5,918,330	8,400	-	-	594,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
American Eagle Outfitters, Inc.	284,750	23,599	2,025	4,779	1,159	(169,882)	137,601
BARK, Inc.	15,731	15,339	6,351	-	(9,039)	3,811	-
BARK, Inc.	-	-	-	-	-	(13,468)	6,023
Switchback II Corp. Class A	-	27,269	17	-	-	-	-
The Real Good Food Co. LLC	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	-	-	-	-	-	(3,170)	8,946
Tupperware Brands Corp.	91,752	-	76,724	-	(18,415)	3,387	-
Total	392,233	66,207	85,117	4,779	(26,295)	(179,322)	152,570

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.